Royalty income	12 Months Ended
Dec. 31, 2025
Royalty income
Royalty income
8.	Royalty income

The Company’s royalty income is determined pursuant to the terms of its royalty agreements. Royalty income is generally received quarterly. All royalty income for the years ended December 31, 2025 and 2024 were associated with the Oil and Gas business which was classified as discontinued operations during the year ended December 31, 2025 (see Note 15).